UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07972
Delaware Group Adviser Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class A : DPDFX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class A) returned 6.42% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Class A) – including sales charge	1.63%	-0.60%	1.94%
Nomura Diversified Income Fund (Class A) – excluding sales charge	6.42%	0.31%	2.40%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5021410)
TSAR-DPDFX-1225

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class C : DPCFX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.42%
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class C) returned 5.77% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Class C) – including sales charge	4.77%	-0.42%	1.64%
Nomura Diversified Income Fund (Class C) – excluding sales charge	5.77%	-0.42%	1.64%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5021410)
TSAR-DPCFX-1225

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class R : DPRFX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$95	0.92%
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class R) returned 6.16% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Class R) – including sales charge	6.16%	0.05%	2.15%
Nomura Diversified Income Fund (Class R) – excluding sales charge	6.16%	0.05%	2.15%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5021410)
TSAR-DPRFX-1225

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Institutional Class : DPFFX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.42%
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Institutional Class) returned 6.69% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Diversified Income Fund (Institutional Class) – including sales charge	6.69%	0.56%	2.66%
Nomura Diversified Income Fund (Institutional Class) – excluding sales charge	6.69%	0.56%	2.66%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.90%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5021410)
TSAR-DPFFX-1225

Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Class R6 : DPZRX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Diversified Income Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.33%
Management's discussion of Fund performance
Performance highlights
Nomura Diversified Income Fund (Class R6) returned 6.91% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the Bloomberg US Aggregate Index (benchmark), the Fund's broad-based securities market index, returned 6.16%.
Top contributors to performance:
The Fund outperformed the benchmark due to a combination of allocations to securitized assets (structured finance), corporate bonds (both investment grade and high yield), and emerging markets debt.
The Fund’s positioning across the curve contributed to performance relative to the benchmark. Treasury yields ended lower over the period as the US Federal Reserve (Fed) resumed its easing cycle. However, there was marked volatility in yields during the period as trade tensions, fiscal policy, and uncertainty around the timing and magnitude of the Fed easing cycle moved in line with economic data, and the Fund adjusted its positioning accordingly.
As mentioned above, allocations to the securitized assets and corporate bond sectors contributed to the Fund’s performance – despite volatility earlier in the period – as a resilient economy, reinforced by a resumption of the Fed’s easing cycle, provided a tailwind for risk markets. Security selection within agency mortgage-backed securities (MBS) was a contributor as well.
Top detractors from performance:
Selection within investment grade public corporates – especially allocations within financials – detracted from performance as broader concerns around credit performance emerged later in the period, which impacted the sector.
Selection within emerging market debt, particularly to sovereign and suprnational debt, detracted from performance.
An allocation to Treasury inflation-protected securities (TIPS) detracted from performance. Inflation expectations were unchanged over the entire period but exhibited volatility during the period. Our allocation to TIPS was a detractor as inflation breakevens declined from their recent peaks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Diversified Income Fund (Class R6) – including sales charge	6.91%	0.67%	2.70%
Nomura Diversified Income Fund (Class R6) – excluding sales charge	6.91%	0.67%	2.70%
Bloomberg US Aggregate Index	6.16%	-0.24%	1.72%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$2,439,969,208
Total number of portfolio holdings*	817
Total advisory fees paid (during reporting period)	$6,915,747
Portfolio turnover rate	102%
*	Excludes cash and cash equivalents.

Fund holdings (as of October 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	37.31%
Agency Mortgage-Backed Securities	28.07%
Non-Agency Commercial Mortgage-Backed Securities	8.46%
US Treasury Obligations	7.41%
Non-Agency Asset-Backed Securities	4.20%
Non-Agency Collateralized Mortgage Obligations	3.33%
Collateralized Loan Obligations	3.00%
Loan Agreements	1.85%
Sovereign Bonds	1.44%
Government Agency Obligations	1.15%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5021410)
TSAR-DPZRX-1225

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $62,500 for 2025 and $44,500 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $1,374,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,000 for 2025 and $6,134 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Nomura Diversified Income Fund
(formerly, Macquarie Diversified Income Fund)
Financial statements and other information
For the year ended October 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.

Schedule of investments
Nomura Diversified Income Fund	October 31, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,273	$ 2,348
Series 2002-T19 A1 6.50% 7/25/42	30,246	31,777
Series 2004-T1 1A2 6.50% 1/25/44	6,111	6,290
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	6,133	6,160
Series 2003-W1 2A 5.091% 12/25/42 •	4,369	4,386
Series 2004-W11 1A2 6.50% 5/25/44	79,367	81,741
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	25,066	19,649
Series 2017-40 GZ 3.50% 5/25/47	1,754,234	1,605,388
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	12,131	12,249
Series 4676 KZ 2.50% 7/15/45	1,419,322	1,235,223
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,486	10,587
Series T-58 2A 6.50% 9/25/43 ♦	120,641	123,308
GNMA
Series 2013-113 LY 3.00% 5/20/43	946,863	886,877
Series 2013-182 CZ 2.50% 12/20/43	978,485	881,333
Total Agency Collateralized Mortgage Obligations (cost $5,114,930)		4,907,316

Agency Commercial Mortgage-Backed Securities — 0.72%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	8,075,000	7,294,849
Series K150 A2 3.71% 9/25/32 ♦, •	4,020,000	3,894,847
Series K753 A2 4.40% 10/25/30 ♦	2,800,000	2,840,206
Series X3FX A2FX 3.00% 6/25/27 ♦	3,660,140	3,612,262

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $17,189,173)		17,642,164

Agency Mortgage-Backed Securities — 28.07%
Fannie Mae 2.50% 11/1/27	49,023	48,308
Fannie Mae S.F. 15 yr
2.50% 7/1/36	9,310,669	8,780,083
2.50% 8/1/36	1,332,428	1,255,052

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
4.50% 5/1/38	2,457,897	$ 2,454,764
5.50% 10/1/38	804,902	822,940
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,188,267	7,534,442
2.00% 11/1/50	7,830,865	6,435,947
2.00% 12/1/50	2,159,876	1,775,480
2.00% 1/1/51	2,161,747	1,783,121
2.00% 2/1/51	5,742,382	4,733,586
2.00% 3/1/51	6,926,489	5,662,487
2.00% 8/1/51	2,995,000	2,461,833
2.00% 9/1/51	16,455,228	13,438,430
2.00% 1/1/52	7,403,021	6,109,414
2.50% 8/1/50	9,997,420	8,684,172
2.50% 6/1/51	7,747,780	6,737,061
2.50% 8/1/51	14,530,360	12,556,317
2.50% 12/1/51	3,968,405	3,378,887
2.50% 2/1/52	23,910,402	20,335,700
3.00% 9/1/42	513,412	475,933
3.00% 10/1/46	463,116	422,259
3.00% 4/1/47	3,969,891	3,608,762
3.00% 11/1/48	1,512,793	1,378,754
3.00% 12/1/49	9,254,453	8,359,287
3.00% 7/1/50	1,644,268	1,472,506
3.00% 8/1/50	1,506,644	1,338,512
3.00% 7/1/51	8,528,024	7,671,072
3.00% 8/1/51	8,711,785	7,799,474
3.00% 12/1/51	1,281,065	1,148,315
3.00% 6/1/52	8,775,530	7,870,084
3.50% 7/1/47	15,123,574	14,414,739
3.50% 1/1/48	503,563	477,042
3.50% 2/1/48	2,956,329	2,785,252
3.50% 12/1/49	525,765	493,134
3.50% 1/1/50	1,572,785	1,479,748
3.50% 3/1/50	1,750,566	1,644,045
3.50% 8/1/50	4,088,002	3,862,695
3.50% 5/1/52	6,075,678	5,668,590
3.50% 6/1/52	2,417,096	2,232,186
3.50% 9/1/52	10,850,963	10,134,845
4.00% 2/1/47	103,280	100,035
4.00% 3/1/47	3,562,871	3,448,418
4.00% 4/1/47	1,003,476	971,946

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 10/1/48	4,984,117	$ 4,864,972
4.00% 8/1/51	4,591,839	4,494,477
4.00% 6/1/52	2,138,116	2,039,729
4.00% 9/1/52	6,081,374	5,802,433
4.50% 7/1/40	14,764	14,463
4.50% 8/1/41	15,758	15,843
4.50% 2/1/46	12,405	12,479
4.50% 5/1/46	258,182	259,946
4.50% 4/1/48	1,195,649	1,205,287
4.50% 9/1/48	13,647	13,494
4.50% 1/1/49	8,497,174	8,427,208
4.50% 1/1/50	11,694,136	11,718,309
4.50% 4/1/50	1,453,493	1,441,281
4.50% 12/1/52	579,852	567,615
4.50% 2/1/53	6,848,904	6,676,784
5.00% 7/1/47	4,136,124	4,248,575
5.00% 7/1/49	4,360,667	4,419,396
5.00% 1/1/51	5,106,213	5,166,812
5.00% 8/1/53	16,558,357	16,558,646
5.50% 5/1/44	5,073,876	5,287,948
5.50% 8/1/52	458,376	468,091
5.50% 10/1/52	7,938,337	8,071,394
5.50% 11/1/52	7,444,313	7,620,499
5.50% 2/1/55	16,208,567	16,377,903
5.50% 9/1/55	14,718,722	14,872,508
6.00% 1/1/42	9,631,446	10,151,600
6.00% 5/1/53	4,515,068	4,628,034
6.00% 7/1/53	3,864,081	3,996,567
6.00% 9/1/53	14,147,391	14,485,450
6.00% 4/1/55	10,823,698	11,067,499
7.50% 5/1/31	1,645	1,658
Freddie Mac S.F. 15 yr
2.00% 1/1/37	10,505,038	9,726,525
3.00% 3/1/35	15,403,169	14,831,294
Freddie Mac S.F. 30 yr
2.00% 3/1/52	811	661
2.50% 10/1/51	14,455,955	12,467,323
3.00% 8/1/42	355,696	329,918
3.00% 1/1/43	434,614	402,570
3.00% 11/1/46	72,518	66,190
3.00% 12/1/46	191,569	174,588

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 1/1/47	4,226,586	$ 3,851,933
3.00% 1/1/50	1,361,698	1,234,573
3.00% 7/1/50	2,821,289	2,561,807
3.00% 5/1/51	10,989,543	9,972,106
3.00% 8/1/51	3,006,005	2,700,980
3.00% 8/1/52	4,070,341	3,648,919
3.50% 11/1/48	3,940,844	3,721,636
3.50% 2/1/49	24,474,496	22,708,314
3.50% 4/1/52	9,537,836	8,835,832
4.00% 9/1/52	20,559,541	19,573,692
4.50% 1/1/49	5,063,970	5,012,269
4.50% 8/1/49	3,192,134	3,166,796
4.50% 7/1/52	6,545,071	6,444,197
4.50% 9/1/52	2,230,906	2,196,918
4.50% 10/1/52	23,969,692	23,468,775
4.50% 11/1/52	1,107,795	1,084,531
5.00% 9/1/34	125	128
5.00% 7/1/52	23,243,037	23,506,743
5.00% 9/1/52	271,247	272,541
5.00% 11/1/52	884,798	885,403
5.00% 6/1/53	5,557,461	5,560,800
5.50% 9/1/41	3,547,987	3,698,351
5.50% 9/1/52	7,152,723	7,331,701
5.50% 11/1/52	5,193,535	5,311,959
5.50% 2/1/53	7,279,403	7,429,316
5.50% 3/1/53	11,417,386	11,699,943
5.50% 6/1/53	3,583,093	3,620,608
5.50% 9/1/53	11,703,252	11,956,008
6.00% 11/1/54	15,911,330	16,282,456
GNMA I S.F. 30 yr
3.00% 3/15/45	696,449	629,566
3.00% 3/15/50	808,799	719,066
4.00% 1/15/41	128,661	125,034
4.00% 10/15/41	77,945	75,624
4.50% 6/15/40	91,364	91,431
5.00% 12/15/35	47,126	47,409
5.50% 10/15/42	3,791,581	3,977,849
GNMA II
3.25% 11/20/35	238,196	228,346
4.00% 8/20/31	125,644	124,810
4.00% 6/20/36	246,642	239,998

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
2.00% 10/20/50	32,307,317	$ 26,881,504
3.00% 8/20/50	1,546,876	1,372,232
3.00% 12/20/51	1,111,736	999,608
4.00% 12/20/40	135,095	130,744
4.00% 12/20/44	97,203	94,008
5.00% 9/20/52	2,795,779	2,803,766
5.50% 6/20/49	6,235,536	6,395,195
5.50% 2/20/54	5,013,900	5,087,267
Total Agency Mortgage-Backed Securities (cost $704,465,389)		684,984,318

Collateralized Loan Obligations — 3.00%
AGL CLO 17 Series 2022-17A AR 144A 4.82% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	5,438,691
Aimco CLO 15 Series 2021-15A D1R 144A 6.632% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	1,525,000	1,517,116
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.837% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	6,650,000	6,622,569
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.755% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	1,600,000	1,593,891
Canyon Capital CLO Series 2019-2A AR2 144A 4.915% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	2,847,840
Canyon CLO Series 2020-2A AR2 144A 4.935% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	4,088,209
CIFC Funding Series 2025-1A D1 144A 6.776% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	1,850,000	1,836,700
Dryden 109 CLO Series 2022-109A DR 144A 6.605% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,850,459
Elmwood CLO 22 Series 2023-1A D1R 144A 6.682% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	1,550,000	1,547,218
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.734% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,852,906

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Magnetite LI CLO Series 2025-51A A1 144A TBD (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •, ^^	10,800,000	$ 10,800,000
Magnetite Xlv Series 2025-45A D1 144A 6.405% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	1,550,000	1,545,119
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.555% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •	1,200,000	1,187,290
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.844% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,199,166
Oaktree CLO Series 2020-1A D1RR 144A 6.505% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,631,723
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.874% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	5,900,000	5,879,940
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.704% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,845,434
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.408% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,408,887
TCW CLO Series 2019-2A D1R2 144A 6.884% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	1,795,399
Venture 42 CLO Series 2021-42A A1A 144A 5.296% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	300,043
Wellington Management CLO 4 Series 2025-4A D1 144A 6.434% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	1,650,000	1,635,869
Zais CLO 16 Series 2020-16A A1R2 144A 5.014% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	7,850,000	7,842,346
Total Collateralized Loan Obligations (cost $73,475,000)		73,266,815

Corporate Bonds — 37.31%
Banking — 12.80%
Access Bank 144A 6.125% 9/21/26 #	740,000	737,158

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Akbank TAS
6.80% 6/22/31 μ, ■	400,000	$ 402,151
144A 7.498% 1/20/30 #	260,000	272,776

Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	805,000	810,024
Axis Bank 4.10% 9/8/26 μ, ψ, ■	755,000	744,431
Banco Davivienda 144A 8.125% 7/2/35 #, μ	915,000	946,075
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	525,000	565,000
Banco Macro 144A 8.00% 6/23/29 #	990,000	1,000,197
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	865,000	888,065
Banco Santander
4.551% 11/6/30	1,600,000	1,601,763
5.365% 7/15/28 μ	7,600,000	7,744,897

Bangkok Bank 144A 3.466% 9/23/36 #, μ	770,000	703,172
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ, ■	725,000	757,023
Bank of America
1.734% 7/22/27 μ	7,680,000	7,544,840
5.162% 1/24/31 μ	3,810,000	3,934,822
5.518% 10/25/35 μ	8,862,000	9,088,695
5.819% 9/15/29 μ	4,514,000	4,711,931
6.204% 11/10/28 μ	9,799,000	10,192,584
6.25% 7/26/30 μ, ψ	6,335,000	6,450,645
6.625% 5/1/30 μ, ψ	2,087,000	2,175,499
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	500,000	500,322
144A 8.125% 1/8/39 #, μ	480,000	523,423

Burgan Bank 2.75% 12/15/31 μ, ■	745,000	726,128
Citibank 5.57% 4/30/34	3,445,000	3,655,509
Citigroup
3.07% 2/24/28 μ	6,438,000	6,348,575
4.503% 9/11/31 μ	3,775,000	3,780,401
6.02% 1/24/36 μ	2,496,000	2,612,226
6.75% 2/15/30 μ, ψ	2,176,000	2,216,870
6.875% 8/15/30 μ, ψ	1,630,000	1,681,254
7.00% 8/15/34 μ, ψ	1,898,000	2,029,901

Credit Agricole 144A 4.818% 9/25/33 #, μ	4,225,000	4,201,845

Schedule of investments
Nomura Diversified Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
2.552% 1/7/28 μ		4,875,000	$ 4,773,456
4.95% 8/4/31 μ		6,861,000	6,926,912
6.819% 11/20/29 μ		1,900,000	2,029,192
7.146% 7/13/27 μ		2,655,000	2,705,236
Goldman Sachs Group
1.542% 9/10/27 μ		16,810,000	16,426,769
4.369% 10/21/31 μ		3,885,000	3,869,116
4.939% 10/21/36 μ		5,000,000	4,977,520
5.016% 10/23/35 μ		4,578,000	4,610,696
5.218% 4/23/31 μ		3,776,000	3,897,590
6.484% 10/24/29 μ		11,273,000	11,980,545

Huntington Bancshares 6.25% 10/15/30 μ, ψ		2,290,000	2,271,593
ICICI Bank 144A 4.00% 3/18/26 #		440,000	439,340
JPMorgan Chase & Co.
1.47% 9/22/27 μ		6,980,000	6,816,288
3.109% 4/22/51 μ		1,182,000	823,786
4.81% 10/22/36 μ		3,635,000	3,624,822
5.103% 4/22/31 μ		3,182,000	3,287,273
5.14% 1/24/31 μ		2,228,000	2,302,566
5.571% 4/22/28 μ		3,245,000	3,311,540
5.572% 4/22/36 μ		1,211,000	1,277,012
5.576% 7/23/36 μ		2,423,000	2,513,887
6.254% 10/23/34 μ		2,005,000	2,208,876

Kookmin Bank 144A 2.50% 11/4/30 #		1,050,000	953,044
M&T Bank 5.179% 7/8/31 μ		1,971,000	2,014,346
Metropolitan Bank & Trust 5.375% 3/6/29 ■		655,000	678,597
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,525,000	4,901,128
3.95% 4/23/27		5,330,000	5,319,350
4.133% 10/18/29 μ		1,450,000	1,446,833
4.892% 10/22/36 μ		2,115,000	2,104,190
5.192% 4/17/31 μ		701,000	722,792
5.664% 4/17/36 μ		2,155,000	2,270,006
6.296% 10/18/28 μ		4,358,000	4,533,286
6.407% 11/1/29 μ		3,795,000	4,023,959
6.627% 11/1/34 μ		5,517,000	6,185,748

Morgan Stanley Private Bank 4.734% 7/18/31 μ		1,600,000	1,625,460
NatWest Group 5.115% 5/23/31 μ		4,000,000	4,108,336
NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	883,518

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		1,835,000	$ 1,896,058
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		1,495,000	1,493,155
PNC Financial Services Group
3.40% 9/15/26 μ, ψ		5,119,000	4,977,597
4.899% 5/13/31 μ		1,591,000	1,623,684
5.575% 1/29/36 μ		804,000	840,512

Royal Bank of Canada 6.50% 11/24/85 μ		1,695,000	1,693,158
Scotiabank Peru 144A 6.10% 10/1/35 #, μ		920,000	957,260
Shinhan Bank 144A 5.75% 4/15/34 #		720,000	759,886
SNB Funding 6.00% 6/24/35 μ, ■		900,000	926,441
Societe Generale 144A 5.439% 10/3/36 #, μ		1,975,000	1,978,485
Standard Chartered
144A 6.301% 1/9/29 #, μ		590,000	613,621
144A 7.625% 1/16/32 #, μ, ψ		675,000	719,255
State Street
4.543% 4/24/28 μ		4,415,000	4,448,275
4.784% 10/23/36 μ		1,825,000	1,818,306
4.834% 4/24/30		1,737,000	1,784,439
4.993% 3/18/27		3,309,000	3,356,425

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		645,000	675,332
Toronto-Dominion Bank 6.35% 10/31/85 μ		1,985,000	2,009,665
Truist Bank 4.632% 9/17/29 μ		6,837,000	6,862,204
Truist Financial 4.964% 10/23/36 μ		7,165,000	7,058,782
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	765,288
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,591,884
144A 4.398% 9/23/31 #, μ		1,605,000	1,599,542
144A 5.01% 3/23/37 #, μ		3,395,000	3,380,825
144A 5.58% 5/9/36 #, μ		3,330,000	3,476,497
144A 6.85% 9/10/29 #, μ, ψ		4,100,000	4,202,242
144A 7.00% 2/10/30 #, μ, ψ		1,850,000	1,876,522
US Bancorp
2.491% 11/3/36 μ		9,167,000	7,924,944
4.653% 2/1/29 μ		2,489,000	2,514,397
5.046% 2/12/31 μ		3,002,000	3,079,249
6.787% 10/26/27 μ		1,435,000	1,470,703

US Bank 4.73% 5/15/28 μ		2,850,000	2,875,064

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
4.892% 9/15/36 μ	5,060,000	$ 5,059,061
5.15% 4/23/31 μ	234,000	241,373
5.244% 1/24/31 μ	2,292,000	2,372,702
		312,315,643
Basic Industry — 1.57%
AngloGold Ashanti Holdings 6.50% 4/15/40	645,000	691,241
BHP Billiton Finance USA 4.75% 2/28/28	8,620,000	8,751,041
Celanese US Holdings
6.50% 4/15/30	301,000	298,675
6.75% 4/15/33	2,492,000	2,456,364

Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,708,000	3,796,039
Dow Chemical 5.65% 3/15/36	2,220,000	2,223,530
First Quantum Minerals 144A 7.25% 2/15/34 #	695,000	722,311
Fortescue Treasury
144A 5.875% 4/15/30 #	1,649,000	1,702,602
144A 6.125% 4/15/32 #	1,640,000	1,712,511

GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ	900,000	931,831
LD Celulose International 144A 7.95% 1/26/32 #	705,000	742,323
Magnera 144A 7.25% 11/15/31 #	1,747,000	1,510,089
Nickel Industries 144A 9.00% 9/30/30 #	395,000	409,404
Novelis 144A 4.75% 1/30/30 #	3,226,000	3,120,312
Sasol Financing USA 144A 8.75% 5/3/29 #	660,000	670,807
Sherwin-Williams 4.55% 3/1/28	5,481,000	5,531,108
Vedanta Resources Finance II 144A 9.125% 10/15/32 #	790,000	783,348
Volcan Cia Minera 144A 8.50% 10/28/32 #	1,200,000	1,218,960
Windfall Mining Group 144A 5.854% 5/13/32 #	1,025,000	1,072,416
		38,344,912
Brokerage — 0.77%
Brookfield Finance 5.33% 1/15/36	6,585,000	6,636,608
Jefferies Financial Group
2.625% 10/15/31	4,403,000	3,875,080
6.50% 1/20/43	1,742,000	1,828,046

KKR & Co. 5.10% 8/7/35	2,814,000	2,809,415
TPG Operating Group II 5.375% 1/15/36	3,600,000	3,608,853
		18,758,002

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 1.94%
Amphenol
4.125% 11/15/30		1,450,000	$ 1,438,834
4.40% 2/15/33		2,085,000	2,062,381
4.625% 2/15/36		2,790,000	2,743,126
5.30% 11/15/55		1,755,000	1,709,129
Boeing
6.259% 5/1/27		4,030,000	4,142,406
6.388% 5/1/31		905,000	984,825
6.858% 5/1/54		9,123,000	10,394,909
Bombardier
144A 7.00% 6/1/32 #		1,606,000	1,688,132
144A 7.25% 7/1/31 #		1,606,000	1,706,648

Embraer Netherlands Finance 5.40% 1/9/38		865,000	867,163
Herc Holdings
144A 7.00% 6/15/30 #		1,085,000	1,136,363
144A 7.25% 6/15/33 #		783,000	826,118

Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	2,400,000	2,423,348
QXO Building Products 144A 6.75% 4/30/32 #		1,248,000	1,295,116
Resideo Funding 144A 6.50% 7/15/32 #		1,226,000	1,256,451
Standard Industries 144A 3.375% 1/15/31 #		3,996,000	3,641,948
TransDigm
144A 6.375% 5/31/33 #		4,929,000	5,036,610
144A 6.625% 3/1/32 #		1,606,000	1,662,738

United Rentals North America 3.875% 2/15/31		2,351,000	2,233,579
			47,249,824
Communications — 4.54%
AT&T
5.55% 11/1/45		1,960,000	1,924,109
5.70% 11/1/54		2,670,000	2,617,013
6.05% 8/15/56		1,236,000	1,271,442
6.30% 1/15/38		1,868,000	2,032,042

ATP Tower Holdings 144A 7.875% 2/3/30 #		850,000	874,637
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #		670,000	677,254
CCO Holdings 144A 4.25% 1/15/34 #		3,333,000	2,802,448
Charter Communications Operating
4.40% 12/1/61		4,000	2,712
6.70% 12/1/55		1,155,000	1,139,784

Digicel International Finance 144A 8.625% 8/1/32 #		850,000	846,970

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

HTA Group 144A 7.50% 6/4/29 #	695,000	$ 722,533
IHS Holding 144A 8.25% 11/29/31 #	1,130,000	1,180,218
Meta Platforms
4.60% 11/15/32	1,805,000	1,814,603
4.875% 11/15/35	5,055,000	5,079,309
5.50% 11/15/45	1,670,000	1,656,721
5.625% 11/15/55	3,005,000	2,984,903

Midcontinent Communications 144A 8.00% 8/15/32 #	3,270,000	3,334,880
Millicom International Cellular 144A 7.375% 4/2/32 #	719,000	751,594
Prosus 144A 3.061% 7/13/31 #	860,000	783,605
Rogers Communications 5.30% 2/15/34	4,749,000	4,803,886
Sable International Finance 144A 7.125% 10/15/32 #	800,000	801,265
Sirius XM Radio 144A 4.125% 7/1/30 #	4,189,000	3,946,656
Sitios Latinoamerica 144A 6.00% 11/25/29 #	570,000	590,275
SoftBank
144A 4.699% 7/9/30 #	4,520,000	4,558,373
144A 5.332% 7/9/35 #	5,440,000	5,500,159

Sprint Capital 6.875% 11/15/28	4,564,000	4,904,375
Time Warner Cable
6.55% 5/1/37	8,657,000	8,876,458
7.30% 7/1/38	9,950,000	10,714,908
T-Mobile USA
3.75% 4/15/27	5,693,000	5,662,273
4.95% 3/15/28	6,130,000	6,247,293
4.95% 11/15/35	4,955,000	4,922,622
5.125% 5/15/32	1,100,000	1,131,115
5.875% 11/15/55	3,810,000	3,867,400

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	665,000	692,938
Verizon Communications 2.10% 3/22/28	6,755,000	6,454,302
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,532,263
		110,703,338
Consumer Cyclical — 1.74%
Alibaba Group Holding
2.70% 2/9/41	580,000	440,662
5.25% 5/26/35	465,000	489,807

Caesars Entertainment 144A 6.50% 2/15/32 #	3,211,000	3,239,745
Carnival 144A 4.00% 8/1/28 #	1,683,000	1,656,678
El Puerto de Liverpool 144A 6.658% 1/22/37 #	815,000	874,129

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Ford Motor Credit 5.869% 10/31/35	4,295,000	$ 4,244,990
Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	3,432
General Motors Financial
2.35% 2/26/27	6,405,000	6,251,759
5.60% 6/18/31	1,139,000	1,185,126
5.625% 4/4/32	1,406,000	1,462,078

Gildan Activewear 144A 4.70% 10/7/30 #	6,390,000	6,363,919
Hyundai Capital Services 144A 5.25% 1/22/28 #	610,000	622,713
Lowe's
3.95% 10/15/27	4,420,000	4,413,699
4.25% 3/15/31	2,455,000	2,440,039

Meituan 144A 4.625% 10/2/29 #	880,000	882,425
Melco Resorts Finance 144A 7.625% 4/17/32 #	805,000	847,892
Sands China
3.25% 8/8/31	320,000	294,738
4.375% 6/18/30	595,000	586,239
VICI Properties
4.95% 2/15/30	3,776,000	3,818,017
5.625% 4/1/35	1,406,000	1,434,683

Wynn Macau 144A 6.75% 2/15/34 #	1,030,000	1,038,686
		42,591,456
Consumer Non-Cyclical — 2.47%
AbbVie 4.80% 3/15/27	14,345,000	14,494,971
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	692,505
Bunge Limited Finance 4.20% 9/17/29	2,282,000	2,280,349
Cargill
144A 4.125% 10/23/30 #	2,100,000	2,089,659
144A 5.375% 10/23/55 #	2,730,000	2,664,226
CVS Health
5.00% 9/15/32	1,567,000	1,592,313
5.45% 9/15/35	2,642,000	2,698,930
6.20% 9/15/55	2,369,000	2,434,967
DaVita
144A 3.75% 2/15/31 #	1,679,000	1,542,877
144A 4.625% 6/1/30 #	1,508,000	1,457,559
GE HealthCare Technologies
4.80% 1/15/31	1,299,000	1,324,031
5.50% 6/15/35	1,275,000	1,321,863

Global Medical Response 144A 7.375% 10/1/32 #	2,033,000	2,128,734

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

HCA 5.45% 9/15/34	4,583,000	$ 4,717,745
JBS USA Holding Lux 144A 6.25% 3/1/56 #	2,540,000	2,559,914
MHP Lux 144A 6.95% 4/3/26 #	715,000	682,704
New York and Presbyterian Hospital
2.256% 8/1/40	2,379,000	1,693,118
2.606% 8/1/60	1,557,000	884,382
4.063% 8/1/56	127,000	101,633

NYU Langone Hospitals 3.38% 7/1/55	1,416,000	1,002,391
Royalty Pharma 1.75% 9/2/27	3,849,000	3,689,747
Sysco 5.10% 9/23/30	1,839,000	1,896,594
Tenet Healthcare 4.25% 6/1/29	988,000	966,765
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	402,798
6.75% 3/1/28	540,000	561,196

Thermo Fisher Scientific 1.75% 10/15/28	4,555,000	4,278,866
		60,160,837
Electric — 1.75%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	568,470
AEP Texas 5.40% 6/1/33	1,148,000	1,184,512
AES Andes 144A 8.15% 6/10/55 #, μ	915,000	958,371
American Electric Power 5.80% 3/15/56 μ	1,125,000	1,128,067
Appalachian Power 4.50% 8/1/32	2,032,000	2,014,533
Black Hills 4.55% 1/31/31	1,960,000	1,956,884
CFE Fibra E 144A 5.875% 9/23/40 #	815,000	821,276
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	747,325	783,944
Cikarang Listrindo 144A 5.65% 3/12/35 #	970,000	985,872
Colbun 144A 5.375% 9/11/35 #	670,000	677,370
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	400,000	424,200
Dominion Energy
6.20% 2/15/56 μ	1,710,000	1,730,234
6.625% 5/15/55 μ	2,316,000	2,416,626
Series A 6.875% 2/1/55 μ	3,065,000	3,223,103

Energuate Trust 2 0 144A 6.35% 9/15/35 #	880,000	883,852
EnfraGen Energia Sur 144A 8.499% 6/30/32 #	925,000	970,084
Engie Energia Chile 144A 6.375% 4/17/34 #	715,000	763,491
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,641,000	6,544,355
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	675,000	662,397
JSW Hydro Energy 144A 4.125% 5/18/31 #	642,550	607,778
Kallpa Generacion 144A 5.50% 9/11/35 #	835,000	842,223

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Mexico Generadora de Energia 144A 5.50% 12/6/32 #	655,565	$ 670,965
Minejesa Capital 144A 4.625% 8/10/30 #	622,108	621,797
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	951,352	943,027
National Rural Utilities Cooperative Finance 4.15% 8/25/28	3,495,000	3,503,189
NRG Energy 144A 4.734% 10/15/30 #	3,165,000	3,158,897
Oglethorpe Power
4.50% 4/1/47	1,679,000	1,433,787
6.20% 12/1/53	803,000	846,584

Saavi Energia 144A 8.875% 2/10/35 #	740,000	796,425
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	561,000	579,401
		42,701,714
Energy — 3.38%
Azule Energy Finance 144A 8.125% 1/23/30 #	790,000	794,708
ConocoPhillips
4.30% 8/15/28	5,866,000	5,904,918
5.00% 1/15/35	3,236,000	3,279,310
5.50% 1/15/55	3,129,000	3,052,721
Diamondback Energy
5.55% 4/1/35	4,899,000	5,028,752
5.75% 4/18/54	3,220,000	3,105,987

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	457,332
El Paso Natural Gas 8.375% 6/15/32	671,000	804,597
Enbridge
4.90% 6/20/30	1,581,000	1,617,959
5.25% 4/5/27	2,939,000	2,983,710
5.55% 6/20/35	2,472,000	2,556,382
5.75% 7/15/80 μ	1,387,000	1,398,319
Energy Transfer
6.10% 12/1/28	6,004,000	6,312,151
6.50% 2/15/56 μ	4,423,000	4,387,009
6.75% 2/15/56 μ	4,740,000	4,758,595
Enterprise Products Operating
4.60% 1/15/31	2,647,000	2,680,560
7.21% 6/1/67 •	949,000	951,215

EOG Resources 5.95% 7/15/55	1,440,000	1,503,958
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,293,501	1,177,732

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Geopark 144A 8.75% 1/31/30 #	725,000	$ 685,285
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,060,000	1,163,358
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,688,000	1,604,564
144A 6.25% 4/15/32 #	1,606,000	1,526,000

Medco Maple Tree 144A 8.96% 4/27/29 #	615,000	646,681
MV24 Capital 144A 6.748% 6/1/34 #	779,921	773,231
NGL Energy Operating 144A 8.375% 2/15/32 #	2,141,000	2,191,072
ONEOK 5.70% 11/1/54	1,226,000	1,148,398
ORLEN 144A 6.00% 1/30/35 #	935,000	988,348
Pluspetrol 144A 8.50% 5/30/32 #	960,000	978,816
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	1,550,000	1,526,362
Raizen Fuels Finance
144A 6.25% 7/8/32 #	710,000	604,388
144A 6.95% 3/5/54 #	925,000	717,754

SEPLAT Energy 144A 9.125% 3/21/30 #	835,000	852,994
Targa Resources Partners 5.00% 1/15/28	5,746,000	5,751,767
Tecpetrol 144A 7.625% 11/3/30 #	950,000	951,662
Tennessee Gas Pipeline 8.375% 6/15/32	681,000	809,195
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	7,639,000	6,748,577
		82,424,367
Finance Companies — 2.53%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,540,324
3.00% 10/29/28	9,938,000	9,598,834
5.00% 11/15/35	3,815,000	3,775,500
Air Lease
3.00% 2/1/30	9,095,000	8,486,535
4.125% 12/15/26 μ, ψ	2,367,000	2,282,678

Apollo Debt Solutions 6.70% 7/29/31	3,863,000	4,067,789
Ares Capital 5.10% 1/15/31	4,490,000	4,428,766
Avolon Holdings Funding 144A 5.375% 5/30/30 #	754,000	774,080
Blackstone Private Credit Fund 5.05% 9/10/30	1,935,000	1,902,868
Blue Owl Credit Income 5.80% 3/15/30	3,000,000	3,017,090
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	6,953,000	7,025,827
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	546,000	560,193
OneMain Finance 7.125% 9/15/32	5,075,000	5,244,348

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

PennyMac Financial Services 144A 6.875% 5/15/32 #	5,172,000	$ 5,398,968
UWM Holdings 144A 6.25% 3/15/31 #	1,579,000	1,577,146
		61,680,946
Financial Services — 0.07%
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	540,000	560,005
Muthoot Finance 144A 6.375% 3/2/30 #	985,000	1,001,682
Sunac China Holdings
144A 6.00% 9/30/26 #, ‡	986,637	153,570
144A 6.25% 9/30/27 #, ‡	574,277	88,335
		1,803,592
Industrials — 0.22%
Bidvest Group UK 144A 6.20% 9/17/32 #	965,000	979,053
Celestial Dynasty 6.375% 8/22/28 ■	850,000	849,318
Quanta Services 4.30% 8/9/28	3,474,000	3,488,393
		5,316,764
Insurance — 0.61%
AIA Group 144A 5.375% 4/5/34 #	560,000	583,638
Athene Holding
6.625% 5/19/55	2,623,000	2,749,545
6.875% 6/28/55 μ	2,335,000	2,351,632
FWD Group Holdings
144A 5.252% 9/22/30 #	515,000	520,717
144A 5.836% 9/22/35 #	630,000	643,835

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	850,000	892,533
New York Life Global Funding 144A 5.45% 9/18/26 #	2,232,000	2,260,114
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	4,755,000	4,859,895
		14,861,909
Real Estate Investment Trusts — 0.43%
Extra Space Storage 5.40% 2/1/34	5,352,000	5,512,350
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	830,000	845,106
Simon Property Group
2.65% 2/1/32	1,395,000	1,251,938
5.125% 10/1/35	1,888,000	1,913,707

Trust Fibra Uno 144A 7.375% 2/13/34 #	790,000	861,424
		10,384,525

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 2.12%
Broadcom 4.20% 10/15/30	2,650,000	$ 2,645,701
CDW 3.276% 12/1/28	12,071,000	11,675,881
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,875,000	1,982,903
144A 6.25% 1/25/35 #	1,390,000	1,480,752

Iron Mountain 144A 5.25% 7/15/30 #	1,654,000	1,647,664
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	770,000	792,220
Leidos
5.40% 3/15/32	1,499,000	1,555,785
5.50% 3/15/35	5,157,000	5,361,299
Oracle
4.50% 5/6/28	8,795,000	8,854,445
4.70% 9/27/34	1,290,000	1,239,409
5.20% 9/26/35	3,385,000	3,335,066
5.875% 9/26/45	2,180,000	2,100,799
5.95% 9/26/55	8,310,000	7,884,462

TSMC Arizona 2.50% 10/25/31	1,075,000	979,832
TSMC Global 144A 2.25% 4/23/31 #	320,000	290,540
		51,826,758
Transportation — 0.32%
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	825,000	740,660
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	835,301	866,881
ERAC USA Finance 144A 4.60% 5/1/28 #	3,290,000	3,333,509
International Container Terminal Services 4.75% 6/17/30 ■	775,000	784,987
Latam Airlines Group 144A 7.875% 4/15/30 #	955,000	988,807
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	1,040,000	1,031,321
		7,746,165
Utilities — 0.05%
Aegea Finance 144A 7.625% 1/20/36 #	710,000	693,637
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	647,907
		1,341,544
Total Corporate Bonds (cost $903,495,582)		910,212,296

	Principalamount°	Value (US $)

Government Agency Obligations — 1.15%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	$ 467,297
Airport Authority 144A 4.875% 7/15/30 #	465,000	485,053
AL Jawaher Assets 144A 4.662% 10/29/30 #	1,085,000	1,081,638
Baiterek National Managing Holding JSC 144A 4.65% 10/1/30 #	714,000	707,965
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	755,000	806,218
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	659,816	679,808
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	327,442
144A 4.25% 7/17/42 #	400,000	331,270
144A 6.33% 1/13/35 #	465,000	497,271

DP World Crescent 144A 5.50% 5/8/35 #	870,000	908,120
Ecopetrol 5.875% 11/2/51	900,000	662,873
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	856,789	907,656
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	720,000	717,442
Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	735,938
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	1,036,855
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	301,103
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	388,863
KazMunayGas National JSC 144A 3.50% 4/14/33 #	820,000	743,820
Ma'aden Sukuk 144A 5.25% 2/13/30 #	1,135,000	1,171,415
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	650,000	644,194
OCP
144A 3.75% 6/23/31 #	350,000	328,718
144A 6.10% 4/30/30 #	200,000	209,553
144A 7.50% 5/2/54 #	1,110,000	1,243,943

Pertamina Hulu Energi 144A 5.25% 5/21/30 #	1,000,000	1,021,940
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	870,000	809,434
Petrobras Global Finance 6.25% 1/10/36	1,035,000	1,022,181
Petroleos Mexicanos
6.75% 9/21/47	650,000	538,839
7.69% 1/23/50	465,000	422,078
10.00% 2/7/33	300,000	351,120
Petronas Capital
144A 2.48% 1/28/32 #	800,000	719,805
144A 4.95% 1/3/31 #	570,000	589,155

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)

Government Agency Obligations (continued)
Petronas Capital
144A 5.848% 4/3/55 #	865,000	$ 924,977

QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,435,970
QNB Bank 10.75% 11/15/33 μ, ■	690,000	776,585
Saudi Arabian Oil
144A 4.25% 4/16/39 #	433,000	397,317
144A 5.75% 7/17/54 #	815,000	820,061

State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	500,000	541,048
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	677,914	582,438
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	805,000	810,289
YPF 144A 9.50% 1/17/31 #	850,000	897,410
Total Government Agency Obligations (cost $27,774,566)		28,045,102

Municipal Bonds — 0.54%
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,341,000	2,579,688
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	5,450,000	5,531,314
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	4,670,000	5,132,891
Total Municipal Bonds (cost $13,048,203)		13,243,893

Non-Agency Asset-Backed Securities — 4.20%
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	922	905
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,405,000	12,209,251
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,155,000	5,107,258

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,530,000	$ 13,031,595
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,480,363	10,900,847
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,670,000	4,567,778
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,280,000	4,154,185

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	3,069,465	3,076,145
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	6,910,000	6,999,281
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,080,000	17,362,541
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	3,250,000	3,347,785
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	1,180,436	1,181,895
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,211,781
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	3,600,000	3,632,776
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	13,625,000	13,788,714
Total Non-Agency Asset-Backed Securities (cost $102,372,213)		102,572,737

Non-Agency Collateralized Mortgage Obligations — 3.33%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.559% 7/25/43 #, •	1,482,562	1,179,230
Series 2015-1 B1 144A 3.625% 1/25/45 #, •	332,604	326,325
Series 2015-1 B2 144A 3.625% 1/25/45 #, •	188,067	184,214

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	6,111	2,062
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	12,820	12,356
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	109,218	98,519
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.592% 12/25/30 •	470,252	83,789
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.083% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,949,453

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2022-R02 2M2 144A 7.183% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	$ 2,248,910
Series 2024-R04 1M1 144A 5.283% (SOFR + 1.10%) 5/25/44 #, •	5,111,932	5,113,492
Series 2025-R01 1M2 144A 5.683% (SOFR + 1.50%) 1/25/45 #, •	410,000	410,127
Series 2025-R02 1M2 144A 5.783% (SOFR + 1.60%) 2/25/45 #, •	600,000	600,379
Series 2025-R03 2M1 144A 5.783% (SOFR + 1.60%) 3/25/45 #, •	3,392,190	3,403,608
Series 2025-R04 1M2 144A 5.683% (SOFR + 1.50%) 5/25/45 #, •	5,340,000	5,350,943
Series 2025-R05 2M2 144A 5.783% (SOFR + 1.60%) 7/25/45 #, •	2,380,000	2,388,003
Series 2025-R06 1B1 144A 6.033% (SOFR + 1.85%) 9/25/45 #, •	9,114,028	9,153,741

CSMC Trust Series 2013-7 B4 144A 3.553% 8/25/43 #, •	746,261	621,746
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.833% (SOFR + 1.65%) 1/25/34 #, •	2,469,532	2,474,905
Series 2021-HQA2 M2 144A 6.233% (SOFR + 2.05%) 12/25/33 #, •	10,299,616	10,657,196
Series 2022-DNA1 M2 144A 6.683% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,560,249
Series 2022-DNA2 M2 144A 7.933% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,068,235
Series 2025-DNA2 M2 144A 5.683% (SOFR + 1.50%) 5/25/45 #, •	2,075,000	2,072,422
Series 2025-DNA3 M2 144A 5.683% (SOFR + 1.50%) 9/25/45 #, •	2,340,000	2,337,098
Series 2025-DNA4 M2 144A 5.737% (SOFR + 1.55%) 10/25/45 #, •	6,000,000	6,003,744
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	452,198	411,743
Series 2016-SC02 1A 3.00% 10/25/46	151,399	131,662
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.381% 6/25/29 #, •	546,605	530,694
Series 2014-2 B2 144A 3.381% 6/25/29 #, •	216,947	210,325
Series 2015-4 B1 144A 3.508% 6/25/45 #, •	988,857	926,269
Series 2015-4 B2 144A 3.508% 6/25/45 #, •	719,876	673,084

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.78% 10/25/46 #, •	751,060	$ 713,469
Series 2016-4 B2 144A 3.78% 10/25/46 #, •	1,296,295	1,226,990
Series 2017-1 B3 144A 3.446% 1/25/47 #, •	2,403,125	2,177,552
Series 2021-13 B1 144A 3.134% 4/25/52 #, •	4,519,346	3,841,431
JPMorgan Trust
Series 2015-1 B2 144A 5.662% 12/25/44 #, •	621,551	609,876
Series 2015-5 B2 144A 5.895% 5/25/45 #, •	83,792	83,302
Series 2015-6 B1 144A 3.513% 10/25/45 #, •	573,053	555,151
Series 2015-6 B2 144A 3.513% 10/25/45 #, •	529,078	512,032

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	61	61
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	349,634	339,788
Radnor Re Series 2024-1 M1B 144A 7.083% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	550,000	553,822
Sequoia Mortgage Trust
Series 2013-4 B2 3.434% 4/25/43 •	222,132	215,153
Series 2015-1 B2 144A 3.937% 1/25/45 #, •	434,445	423,664
Series 2015-2 B2 144A 3.755% 5/25/45 #, •	125,363	121,270
Series 2017-5 B1 144A 3.785% 8/25/47 #, •	180,070	170,972
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	58
Series 1998-2 C 6.75% 5/2/30 •	1,464	19
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,501,908
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	95,080	94,327
Total Non-Agency Collateralized Mortgage Obligations (cost $83,017,419)		81,325,368

Non-Agency Commercial Mortgage-Backed Securities — 8.46%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	5,255,000	5,332,504
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,560,000	6,460,797
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,877,423
Series 2019-BN20 A3 3.011% 9/15/62	6,085,000	5,723,154
Series 2019-BN23 A3 2.92% 12/15/52	8,340,000	7,865,127
Series 2020-BN29 A4 1.997% 11/15/53	5,255,000	4,596,277
Series 2022-BNK39 B 3.238% 2/15/55 •	3,195,000	2,829,420

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022-BNK39 C 3.269% 2/15/55 •	2,092,000	$ 1,779,723
Series 2022-BNK40 B 3.39% 3/15/64 •	4,430,000	3,913,199

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	29,331
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	9,805,000	8,810,913
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,648,801
Series 2020-B19 A5 1.85% 9/15/53	835,000	736,623
Series 2021-B25 A5 2.577% 4/15/54	4,865,000	4,367,090
Series 2022-B32 A5 3.002% 1/15/55 •	4,730,000	4,218,345
Series 2022-B32 B 3.202% 1/15/55 •	4,385,000	3,690,960
Series 2022-B32 C 3.454% 1/15/55 •	5,350,000	4,158,947
Series 2022-B33 B 3.614% 3/15/55 •	2,250,000	1,967,711
Series 2022-B33 C 3.614% 3/15/55 •	2,250,000	1,793,163
Series 2022-B34 A5 3.786% 4/15/55 •	5,950,000	5,547,714
Series 2022-B35 A5 4.443% 5/15/55 •	11,975,000	11,734,141
Series 2022-B36 A5 4.47% 7/15/55 •	2,150,000	2,108,458

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.465% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	8,150,000	8,160,188
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,297,633
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	7,865,000	7,693,799
Series 2019-CF2 A5 2.874% 11/15/52	5,710,000	5,373,832
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	3,027,213
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,209,577	5,152,717
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,828,812
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,247,177

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	9,750,000	9,655,748
COMM Mortgage Trust Series 2016-CR28 A4 3.762% 2/10/49	1,741,516	1,738,190
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,163,467
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	78,531

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.328% 11/5/34 #, •	1,000,000	$ 421,451
Series 2017-GS5 A4 3.674% 3/10/50	6,820,000	6,736,385
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,442,731
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	116,153
Series 2019-GC39 A4 3.567% 5/10/52	7,116,000	6,812,811
Series 2019-GC42 A4 3.00% 9/10/52	5,295,000	4,971,298

Hudson Yards Mortgage Trust Series 2025-SPRL A 144A 5.467% 1/13/40 #, •	6,500,000	6,729,380
IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	6,000,000	6,156,316
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,485,159
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	283,784
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	1,471,412	1,353,728
Series 2015-JP1 A5 3.914% 1/15/49	2,558,020	2,546,024
Series 2016-JP2 AS 3.056% 8/15/49	180,000	175,372

MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	8,875,000	8,863,060
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,372,353
Series 2019-L3 A4 3.127% 11/15/52	3,890,000	3,695,048

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	5,785,000	5,701,756
Total Non-Agency Commercial Mortgage-Backed Securities (cost $217,395,933)		206,469,937

Loan Agreements — 1.85%
Brokerage — 0.17%
Jefferies Finance 6.798% (SOFR01M + 2.75%) 10/21/31 •	1,286,759	1,267,457
June Purchaser 6.752% (SOFR03M + 2.75%) 11/28/31 •	2,729,143	2,744,211
		4,011,668

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Capital Goods — 0.47%
Azorra Soar TLB Finance 6.788% (SOFR03M + 2.75%) 10/18/29 •	1,307,189	$ 1,315,358
SPX Flow 6.715% (SOFR01M + 2.75%) 4/5/29 •	3,320,000	3,341,786
Standard Industries 5.752% (SOFR01M + 1.75%) 9/22/28 •	1,570,891	1,577,887
White Cap Supply Holdings Tranche C 7.215% (SOFR01M + 3.25%) 10/19/29 •	5,138,100	5,155,909
		11,390,940
Communications — 0.33%
Charter Communications Operating
Tranche B-4 5.985% (SOFR03M + 2.00%) 12/7/30 •	2,849,250	2,846,281
Tranche B5 6.235% (SOFR03M + 2.25%) 12/15/31 •	1,904,607	1,903,535

Midcontinent Communications 6.502% (SOFR01M + 2.50%) 8/16/31 •	2,970,000	2,973,712
Virgin Media Bristol Tranche Y 7.052% (SOFR06M + 3.28%) 3/31/31 •	417,000	408,869
		8,132,397
Electric — 0.29%
Calpine
5.715% (SOFR01M + 1.75%) 2/15/32 •	466,468	466,697
Tranche B-10 5.715% (SOFR01M + 1.75%) 1/31/31 •	912,216	912,661

Lightning Power Tranche B 6.252% (SOFR03M + 2.25%) 8/18/31 •	2,798,797	2,814,540
Vistra Operations Company 5.715% (SOFR01M + 1.75%) 12/20/30 •	2,824,480	2,833,086
		7,026,984
Financial Services — 0.36%
Ardonagh Group Finco Tranche B 6.752% - 6.950% (SOFR03M + 2.75%) 2/15/31 •	6,268,539	6,250,254
Dragon Buyer 6.752% (SOFR03M + 2.75%) 9/30/31 •	2,608,430	2,615,929
		8,866,183

		Principalamount°	Value (US $)

Loan Agreements (continued)
Technology — 0.23%
Amentum Holdings 6.215% (SOFR01M + 2.25%) 9/29/31 •		3,320,000	$ 3,294,409
Icon Parent I 6.753% (SOFR03M + 2.75%) 11/13/31 •		2,350,000	2,350,839
			5,645,248
Total Loan Agreements (cost $44,883,851)			45,073,420

Sovereign Bonds — 1.44%Δ
Albania — 0.03%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	300,000	350,586
144A 4.75% 2/14/35 #	EUR	300,000	356,319
			706,905
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	230,183
8.25% 5/9/28 ■		299,000	295,384
			525,567
Argentina — 0.06%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,277,122	1,047,240
1.00% 7/9/29		65,024	55,498
3.50% 7/9/41 ~		353,393	230,412
			1,333,150
Armenia — 0.02%
Republic of Armenia International Bond 3.60% 2/2/31 ■		450,000	413,391
			413,391
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		603,000	565,059
			565,059
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		600,000	649,802
			649,802

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	$ 208,691
		208,691
Bermuda — 0.05%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	234,494
144A 5.00% 7/15/32 #	900,000	918,900
		1,153,394
Brazil — 0.08%
Brazilian Government International Bonds
4.75% 1/14/50	420,000	317,310
6.00% 10/20/33	300,000	307,500
7.25% 1/12/56	1,382,000	1,399,413
		2,024,223
Chile — 0.05%
Chile Government International Bonds
3.10% 5/7/41	721,000	558,595
3.50% 1/31/34	400,000	369,300
3.50% 1/25/50	450,000	335,362
		1,263,257
Colombia — 0.02%
Colombia Government International Bond 3.25% 4/22/32	550,000	470,250
		470,250
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	285,318
		285,318
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,390,876
144A 5.30% 1/21/41 #	350,000	319,305
144A 6.95% 3/15/37 #	385,000	411,238
		2,121,419
Ecuador — 0.03%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	745,000	681,489
		681,489

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Egypt — 0.04%
Egypt Government International Bond 144A 8.70% 3/1/49 #	1,080,000	$ 1,008,938
		1,008,938
Ghana — 0.01%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	133,826	130,646
144A 5.00% 7/3/35 #, ~	192,444	166,339
		296,985
Guatemala — 0.02%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	590,213
		590,213
Honduras — 0.02%
Honduras Government International Bond 144A 8.625% 11/27/34 #	450,000	482,738
		482,738
Hungary — 0.03%
Hungary Government International Bond 144A 6.75% 9/25/52 #	200,000	221,683
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	425,000	447,604
		669,287
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #	1,111,000	1,083,380
144A 8.075% 4/1/36 #	227,000	239,980
		1,323,360
Lebanon — 0.01%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■	992,000	227,694
		227,694
Mexico — 0.04%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	500,000	508,575
Mexico Government International Bonds
5.375% 3/22/33	250,000	250,675
6.338% 5/4/53	300,000	298,650
		1,057,900

Schedule of investments
Nomura Diversified Income Fund
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	290,000	$ 340,634
			340,634
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	229,062
4.00% 12/15/50 ■		300,000	224,730
			453,792
Nigeria — 0.06%
Nigeria Government International Bonds
7.143% 2/23/30 ■		300,000	299,954
7.375% 9/28/33 ■		351,000	340,124
144A 7.875% 2/16/32 #		703,000	706,180
			1,346,258
Oman — 0.02%
Oman Government International Bond 7.375% 10/28/32 ■		363,000	423,203
			423,203
Panama — 0.04%
Panama Government International Bonds
3.298% 1/19/33		500,000	438,475
6.40% 2/14/35		426,000	448,557
			887,032
Paraguay — 0.04%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		827,000	772,468
5.40% 3/30/50 ■		250,000	233,515
			1,005,983
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		841,000	791,431
			791,431
Poland — 0.08%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		585,000	611,990
144A 5.75% 7/9/34 #		400,000	427,045

		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Poland (continued)
Republic of Poland Government International Bonds
4.875% 2/12/30		500,000	$ 515,739
5.50% 4/4/53		462,000	456,923
			2,011,697
Qatar — 0.05%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,284,452
			1,284,452
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	231,205
			231,205
Romania — 0.03%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	118,829
144A 3.375% 1/28/50 #	EUR	290,000	217,580
7.125% 1/17/33 ■		402,000	434,326
			770,735
Serbia — 0.05%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	378,728
144A 3.125% 5/15/27 #	EUR	300,000	346,906
144A 6.00% 6/12/34 #		400,000	421,153
			1,146,787
South Africa — 0.07%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	230,067
5.65% 9/27/47		1,211,000	1,027,188
5.75% 9/30/49		395,000	334,936
			1,592,191
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	803,248
			803,248

Schedule of investments
Nomura Diversified Income Fund
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~	78,210	$ 73,909
144A 3.35% 3/15/33 #, ~	153,408	134,073
144A 3.60% 6/15/35 #, ~	103,586	80,275
144A 3.60% 5/15/36 #, ~	71,891	65,859
144A 3.60% 2/15/38 #, ~	143,843	133,233
144A 4.00% 4/15/28 #	73,088	70,347
		557,696
Türkiye — 0.11%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #	460,000	477,265
Turkiye Government International Bonds
6.95% 9/16/35	500,000	507,096
7.125% 2/12/32	275,000	286,654
7.625% 4/26/29	620,000	663,371
9.125% 7/13/30	360,000	410,103
Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #	400,000	411,039
		2,755,528
Ukraine — 0.02%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~	28,991	15,369
144A 0.00% 2/1/34 #, ~	108,336	45,343
144A 0.00% 2/1/35 #, ~	91,551	47,005
144A 0.00% 2/1/36 #, ~	76,293	39,127
144A 4.50% 2/1/34 #, ~	238,830	134,629
144A 4.50% 2/1/35 #, ~	185,756	103,575
144A 4.50% 2/1/36 #, ~	106,146	58,537
		443,585
Venezuela — 0.01%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	177,173
		177,173
Total Sovereign Bonds (cost $34,021,593)		35,081,660

	Principalamount°	Value (US $)

Supranational Banks — 0.18%
Africa Finance 144A 5.55% 10/8/29 #	845,000	$ 864,711
African Development Bank 5.75% 5/7/34 μ, ψ	1,135,000	1,148,773
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #	500,000	508,710
Corp Andina de Fomento
5.00% 1/24/29	400,000	412,354
5.00% 1/22/30	200,000	207,292
144A 6.75% 6/17/30 #, μ, ψ	1,110,000	1,140,329
Total Supranational Banks (cost $4,168,354)		4,282,169

US Treasury Obligations — 7.41%
US Treasury Bonds
4.625% 5/15/54	1,000	992
5.00% 5/15/45	2,000	2,094

US Treasury Inflation-Indexed Notes 2.125% 1/15/35	147,534,945	151,840,221
US Treasury Notes
3.625% 9/30/30	16,575,000	16,515,434
4.25% 8/15/35	12,230,000	12,383,830
Total US Treasury Obligations (cost $180,569,108)		180,742,571
	Number of shares
Common Stocks — 0.12%♣
Financials — 0.02%
MNSN Holdings =, †	9,217	489,653
		489,653
Industrials — 0.10%
Grupo Aeromexico =, †	1,400,610	2,454,884
		2,454,884
Total Common Stocks (cost $1,344,162)		2,944,537

Schedule of investments
Nomura Diversified Income Fund
	Number of shares	Value (US $)

Preferred Stock — 0.24%♣
Financials — 0.24%
SVB Financial Trust 11/7/29 †	10,507	$ 5,726,315
Total Preferred Stock (cost $5,324,361)		5,726,315

Short-Term Investments — 2.73%
Money Market Mutual Funds — 2.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	16,650,000	16,650,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	16,650,000	16,650,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	16,650,000	16,650,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	16,650,000	16,650,000
Total Short-Term Investments (cost $66,600,000)		66,600,000
Total Value of Securities—100.95% (cost $2,484,259,837)		2,463,120,618

Liabilities Net of Receivables and Other Assets—(0.95%)		(23,151,410)
Net Assets Applicable to 312,683,666 Shares Outstanding—100.00%		$2,439,969,208
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $535,067,513, which represents 21.93% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
^^	Represents a security with a settlement after October 31, 2025, at which time the interest rate will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
‡	Security is currently in default.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at October 31, 2025.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
X	This loan will settle after October 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at October 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$457,143	$459,667	$457,143	$2,524

Schedule of investments
Nomura Diversified Income Fund
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at October 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(8,838,560)	USD	10,366,280	11/14/25	$170,078
JPMCB	EUR	(2,203,101)	USD	2,579,987	11/21/25	37,520
Total Forward Foreign Currency Exchange Contracts						$207,598
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
455	US Treasury 2 yr Notes	$94,750,195	$94,765,483	12/31/25	$—	$(15,288)	$—
1,231	US Treasury 5 yr Notes	134,438,667	135,199,807	12/31/25	—	(761,140)	—
(1,526)	US Treasury 10 yr Ultra Notes	(176,229,164)	(176,282,224)	12/19/25	53,060	—	95,375
2,187	US Treasury Long Bonds	256,562,438	253,890,890	12/19/25	2,671,548	—	(615,094)
588	US Treasury Ultra Bonds	71,313,375	70,095,354	12/19/25	1,218,021	—	(294,000)
Total Futures Contracts			$377,669,310		$3,942,629	$(776,428)	$(813,719)

Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.45.V1[4] 12/20/30-Quarterly	41,600,000	5.000%	$3,253,825	$3,140,472	$113,353	$—	$(42,203)
			3,253,825	3,140,472	113,353	—	(42,203)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	5,579,000	1.000%	(34,315)	5,324	—	(39,639)	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 -Quarterly	2,503,000	1.000%	8,799	62,062	—	(53,263)	—
			(25,516)	67,386	—	(92,902)	—
Total CDS Contracts			$3,228,309	$3,207,858	$113,353	$(92,902)	$(42,203)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Schedule of investments
Nomura Diversified Income Fund
[1]	See Note 9 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month

Summary of abbreviations: (continued)
TBD – To be determined
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Diversified Income Fund	October 31, 2025
Assets:
Investments, at value*	$2,463,120,618
Foreign currencies, at valueΔ	210,049
Cash	1,217,436
Cash collateral due from brokers	14,808,420
Dividends and interest receivable	15,554,073
Receivable for fund shares sold	4,555,550
Receivable for securities sold	2,203,078
Unrealized appreciation on forward foreign currency exchange contracts	207,598
Due from brokers on centrally cleared derivatives	68,470
Upfront payments paid on over-the-counter credit default swap contracts	67,386
Prepaid expenses	39,801
Unrealized appreciation on unfunded loan commitments**	2,524
Other assets	34,757
Total Assets	2,502,089,760
Liabilities:
Payable for securities purchased	46,257,757
Payable for fund shares redeemed	13,019,949
Other accrued expenses	898,538
Variation margin due to broker on future contracts	813,719
Investment management fees payable to affiliates	579,090
Distribution payable	283,290
Distribution fees payable to affiliates	133,104
Unrealized depreciation on over-the-counter credit default swap contracts	92,902
Variation margin due to brokers on centrally cleared credit default swap contracts	42,203
Total Liabilities	62,120,552
Total Net Assets	$2,439,969,208

Net Assets Consist of:
Paid-in capital	$3,073,771,661
Total distributable earnings (loss)	(633,802,453)
Total Net Assets	$2,439,969,208

Net Asset Value

Class A:
Net assets	$500,793,082
Shares of beneficial interest outstanding, unlimited authorization, no par	64,219,208
Net asset value per share	$7.80
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.17

Class C:
Net assets	$24,492,801
Shares of beneficial interest outstanding, unlimited authorization, no par	3,141,288
Net asset value per share	$7.80

Class R:
Net assets	$11,568,958
Shares of beneficial interest outstanding, unlimited authorization, no par	1,484,530
Net asset value per share	$7.79

Institutional Class:
Net assets	$1,735,976,866
Shares of beneficial interest outstanding, unlimited authorization, no par	222,429,027
Net asset value per share	$7.80

Class R6:
Net assets	$167,137,501
Shares of beneficial interest outstanding, unlimited authorization, no par	21,409,613
Net asset value per share	$7.81
*Investments, at cost	$2,484,259,837
ΔForeign currencies, at cost	210,543
**See Note 12 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Diversified Income Fund	Year ended October 31, 2025
Investment Income:
Interest	$126,280,791
Dividends	2,489,239
128,770,030

Expenses:
Management fees	12,798,886
Distribution expenses — Class A	1,303,226
Distribution expenses — Class C	283,420
Distribution expenses — Class R	61,793
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,720,283
Accounting and administration expenses	468,151
Reports and statements to shareholders expenses	230,139
Legal fees	174,565
Registration fees	160,126
Trustees’ fees	135,745
Audit and tax fees	78,018
Custodian fees	47,672
Other	233,277
18,695,301
Less expenses waived	(5,883,139)
Less expenses paid indirectly	(48,230)
Total operating expenses	12,763,932
Net Investment Income (Loss)	116,006,098

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(62,222,924)
Foreign currencies	214,009
Forward foreign currency exchange contracts	(528,323)
Futures contracts	(11,577,145)
Swap contracts	999,614
Net increase from payment by affiliates[1]	197,658
Redemptions in-kind*	(1,149,265)
Net realized gain (loss)	(74,066,376)

Net change in unrealized appreciation (depreciation) on:
Investments	113,675,109
Foreign currencies	78,613
Forward foreign currency exchange contracts	(80,398)
Futures contracts	12,793,013
Swap contracts	292,987
Net change in unrealized appreciation (depreciation)	126,759,324
Net Realized and Unrealized Gain (Loss)	52,692,948
Net Increase (Decrease) in Net Assets Resulting from Operations	$168,699,046
*	See Note 14 in “Notes to financial statements.”
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Diversified Income Fund
	Year ended
	10/31/25	10/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$116,006,098	$125,960,059
Net realized gain (loss)	(74,264,034) [1]	(48,004,736) [1]
Net increase from payment by affiliates	197,658 [2]	3,809,967 [2]
Net change in unrealized appreciation (depreciation)	126,759,324	259,337,507
Net increase (decrease) in net assets resulting from operations	168,699,046	341,102,797

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(21,723,633)	(19,722,067)
Class C	(966,608)	(1,132,889)
Class R	(483,832)	(479,349)
Institutional Class	(84,122,753)	(92,605,612)
Class R6	(9,937,455)	(10,393,326)
	(117,234,281)	(124,333,243)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	47,264,428	67,371,872[3]
Class C	2,028,716	6,093,731[3]
Class R	2,349,761	2,639,975[3]
Institutional Class	329,171,353	767,769,198[3]
Class R6	32,888,668	118,034,177[3]

Net assets from reorganization:[4]
Class A	—	114,382,152
Class C	—	2,354,249
Class R	—	926,064
Institutional Class	—	118,504,403
Class R6	—	8,567,846

	Year ended
	10/31/25	10/31/24
Capital Share Transactions (See Note 6) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$20,935,609	$18,889,396
Class C	955,189	1,113,094
Class R	480,900	476,511
Institutional Class	82,290,214	88,413,198
Class R6	9,169,036	9,808,065
	527,533,874	1,325,343,931
Cost of shares redeemed:
Class A	(138,566,223)	(137,238,684)
Class C	(12,313,822)	(14,226,458)
Class R	(4,689,244)	(4,263,023)
Institutional Class	(844,883,453)	(994,384,215)
Class R6	(149,755,810)	(56,834,060)
	(1,150,208,552)	(1,206,946,440)
Increase (decrease) in net assets derived from capital share transactions	(622,674,678)	118,397,491
Net Increase (Decrease) in Net Assets	(571,209,913)	335,167,045

Net Assets:
Beginning of year	3,011,179,121	2,676,012,076
End of year	$2,439,969,208	$3,011,179,121
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.64	$7.08	$7.30	$9.17	$9.23

0.32	0.30	0.29	0.21	0.19
0.16	0.55	(0.21)	(1.77)	(0.02)
—[2]	0.01[3]	—	—	—
0.48	0.86	0.08	(1.56)	0.17

(0.32)	(0.30)	(0.30)	(0.25)	(0.23)
—	—	—	(0.06)	—[4]
—	—	— [4]	— [4]	—
(0.32)	(0.30)	(0.30)	(0.31)	(0.23)
—	—[3,5]	—	—	—
$7.80	$7.64	$7.08	$7.30	$9.17
6.42%[2]	12.25%[7]	0.93%	(17.34%)	1.90%

$500,793	$560,850	$461,253	$511,883	$716,494
0.67%	0.70%[9]	0.70%	0.70%	0.69%
0.89%	0.87%[9]	0.87%	0.89%	0.86%
4.12%	4.01%	3.88%	2.57%	2.04%
3.90%	3.84%	3.71%	2.38%	1.87%
102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.63	$7.08	$7.30	$9.17	$9.22

0.26	0.25	0.24	0.15	0.12
0.17	0.53	(0.22)	(1.77)	(0.01)
—[2]	0.01[3]	—	—	—
0.43	0.79	0.02	(1.62)	0.11

(0.26)	(0.24)	(0.24)	(0.19)	(0.16)
—	—	—	(0.06)	—[4]
—	—	— [4]	— [4]	—
(0.26)	(0.24)	(0.24)	(0.25)	(0.16)
—	—[3,5]	—	—	—
$7.80	$7.63	$7.08	$7.30	$9.17
5.77%[2]	11.26%[7]	0.17%	(17.96%)	1.25%

$24,493	$33,333	$35,260	$46,151	$79,733
1.42%	1.45%[9]	1.45%	1.45%	1.44%
1.64%	1.62%[9]	1.62%	1.64%	1.61%
3.36%	3.26%	3.13%	1.82%	1.29%
3.14%	3.09%	2.96%	1.63%	1.12%
102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.63	$7.07	$7.30	$9.17	$9.22

0.30	0.29	0.27	0.19	0.17
0.16	0.54	(0.22)	(1.77)	(0.01)
—[2]	0.01[3]	—	—	—
0.46	0.84	0.05	(1.58)	0.16

(0.30)	(0.28)	(0.28)	(0.23)	(0.21)
—	—	—	(0.06)	—[4]
—	—	— [4]	— [4]	—
(0.30)	(0.28)	(0.28)	(0.29)	(0.21)
—	—[3,5]	—	—	—
$7.79	$7.63	$7.07	$7.30	$9.17
6.16%[2]	11.98%[7]	0.54%	(17.55%)	1.76%

$11,569	$13,182	$12,448	$15,253	$21,563
0.92%	0.95%[9]	0.95%	0.95%	0.94%
1.14%	1.12%[9]	1.12%	1.14%	1.11%
3.87%	3.76%	3.63%	2.32%	1.79%
3.65%	3.59%	3.46%	2.13%	1.62%
102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.64	$7.08	$7.30	$9.18	$9.23

0.33	0.32	0.31	0.23	0.21
0.17	0.55	(0.21)	(1.78)	(0.01)
—[2]	0.01[3]	—	—	—
0.50	0.88	0.10	(1.55)	0.20

(0.34)	(0.32)	(0.32)	(0.27)	(0.25)
—	—	—	(0.06)	—[4]
—	—	— [4]	— [4]	—
(0.34)	(0.32)	(0.32)	(0.33)	(0.25)
—	—[3,5]	—	—	—
$7.80	$7.64	$7.08	$7.30	$9.18
6.69%[2]	12.53%[7]	1.18%	(17.22%)	2.27%

$1,735,977	$2,132,802	$1,991,742	$1,981,547	$3,129,804
0.42%	0.45%[9]	0.45%	0.45%	0.44%
0.64%	0.62%[9]	0.62%	0.64%	0.61%
4.37%	4.26%	4.13%	2.82%	2.29%
4.15%	4.09%	3.96%	2.63%	2.12%
102%	106%	107%	106%	198%

Financial highlights
Nomura Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$7.64	$7.08	$7.30	$9.18	$9.23

0.34	0.33	0.32	0.24	0.22
0.18	0.55	(0.21)	(1.78)	(0.01)
—[2]	0.01[3]	—	—	—
0.52	0.89	0.11	(1.54)	0.21

(0.35)	(0.33)	(0.33)	(0.28)	(0.26)
—	—	—	(0.06)	—[4]
—	—	—[4]	—[4]	—
(0.35)	(0.33)	(0.33)	(0.34)	(0.26)
—	—[3,5]	—	—	—
$7.81	$7.64	$7.08	$7.30	$9.18
6.91%[2]	12.63%[7]	1.27%	(17.15%)	2.35%

$167,137	$271,012	$175,309	$152,413	$231,735
0.33%	0.36%[9]	0.36%	0.36%	0.36%
0.55%	0.53%[9]	0.53%	0.55%	0.53%
4.45%	4.35%	4.22%	2.91%	2.37%
4.23%	4.18%	4.05%	2.72%	2.20%
102%	106%	107%	106%	198%

Notes to financial statements
Nomura Diversified Income Fund	October 31, 2025
Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one series: Nomura Diversified Income Fund (formerly, Macquarie Diversified Income Fund through November 30, 2025) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended October 31, 2025, and for all open tax years (years ended October 31, 2022–October 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign

Notes to financial statements
Nomura Diversified Income Fund
1. Significant Accounting Policies (continued)
countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended October 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA were outstanding at
October 31, 2025.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Inflation-Indexed Bonds — Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the “Statement of operations,” even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and

Notes to financial statements
Nomura Diversified Income Fund
1. Significant Accounting Policies (continued)
certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2025, the Fund earned $47,103 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2025, the Fund earned $1,127 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT), formerly Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on the next $5.5 billion, and 0.40% on average daily net assets in excess of $8 billion. Prior to December 1, 2025, DMC was a series of MIMBT, which was renamed NIMBT.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.42% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.33% of the Fund’s Class R6 shares’ average daily net assets from November 1, 2024 through February 26, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from November 1, 2024 through February 26, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.67%	1.42%	0.92%	0.42%	0.33%
DMC has entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG renamed Nomura Investment Management Austria Kapitalanlage AG effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited, each of which is an

Notes to financial statements
Nomura Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.
Effective December 1, 2025, employees of DMC's affiliates outside the US participate in the management of the Fund as "associated persons" of DMC under DMC's oversight, in accordance with SEC guidance as to "participating affiliate" arrangements. These associated persons may, on behalf of DMC, provide discretionary investment management services, trading, research and related services directly or indirectly to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended October 31, 2025, the Fund paid $126,227 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended October 31, 2025, the Fund paid $182,493 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended October 31, 2025, the Fund paid $51,906 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended October 31, 2025, DDLP earned $14,375 for commissions on sales of the Fund’s Class A shares. For the year ended October 31, 2025, DDLP received gross CDSC commissions of $10,895 and $1,747 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $4,888,592. This amount is included in "Net increase from payment by affiliates" and "Proceeds from shares sold" on the "Statements of changes in net assets."
During the year ended October 31, 2025, DMC reimbursed the Fund $197,658 in connection with trade errors. This amount is included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 23, 2025, Fund shareholders approved a new investment advisory

Notes to financial statements
Nomura Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Diversified Income Fund went effective.
3. Investments
For the year ended October 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$1,152,503,352
Purchases of US government securities	1,564,832,147
Sales other than US government securities	1,317,320,668
Sales of US government securities	1,971,650,144
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At October 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$2,487,620,496
Aggregate unrealized appreciation of investments and derivatives	$36,884,014
Aggregate unrealized depreciation of investments and derivatives	(57,989,642)
Net unrealized depreciation of investments and derivatives	$(21,105,628)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,907,316	$—	$4,907,316
Agency Commercial Mortgage-Backed Securities	—	17,642,164	—[1]	17,642,164
Agency Mortgage-Backed Securities	—	684,984,318	—	684,984,318
Collateralized Loan Obligations	—	73,266,815	—	73,266,815
Common Stocks	—	—	2,944,537	2,944,537
Corporate Bonds	—	910,212,296	—	910,212,296
Government Agency Obligations	—	28,045,102	—	28,045,102
Loan Agreements	—	45,073,420	—	45,073,420
Municipal Bonds	—	13,243,893	—	13,243,893
Non-Agency Asset-Backed Securities	—	102,572,737	—	102,572,737
Non-Agency Collateralized Mortgage Obligations	—	81,325,368	—	81,325,368
Non-Agency Commercial Mortgage-Backed Securities	—	206,469,937	—	206,469,937
Preferred Stock	—	5,726,315	—	5,726,315
Sovereign Bonds	—	35,081,660	—	35,081,660

Notes to financial statements
Nomura Diversified Income Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Supranational Banks	$—	$4,282,169	$—	$4,282,169
US Treasury Obligations	—	180,742,571	—	180,742,571
Short-Term Investments	66,600,000	—	—	66,600,000
Total Value of Securities	$66,600,000	$2,393,576,081	$2,944,537	$2,463,120,618

Derivatives[2]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$113,353	$—	$113,353
Forward Foreign Currency Exchange Contracts	—	207,598	—	207,598
Futures Contracts	3,942,629	—	—	3,942,629

Liabilities:
Futures Contracts	$(776,428)	$—	$—	$(776,428)
Over-The-Counter Credit Default Swap Contracts	—	(92,902)	—	(92,902)

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
[2]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended October 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 were as follows:
	Year ended
	10/31/25	10/31/24
Ordinary income	$117,234,281	$124,333,243
5. Components of Net Assets on a Tax Basis
As of October 31, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$3,073,771,661
Undistributed ordinary income	4,838,732
Distributions payable	(283,290)
Capital loss carryforwards	(617,287,155)*
Deferred directors fees	(27,305)
Unrealized depreciation of investments, foreign currencies, and derivatives	(21,043,435)
Net assets	$2,439,969,208
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of forward foreign currency exchange contracts, mark-to-market of swap contracts, mark-to-market of futures contracts, and market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2025, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2025, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 187,694,448	$429,592,707	$ 617,287,155

Notes to financial statements
Nomura Diversified Income Fund
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	10/31/25	10/31/24
Shares sold:
Class A	6,176,989	8,840,042
Class C	265,204	801,200
Class R	307,720	347,570
Institutional Class	43,056,697	101,140,436
Class R6	4,318,484	15,740,878

Shares from reorganization:[1]
Class A	—	15,030,506
Class C	—	309,363
Class R	—	121,851
Institutional Class	—	15,572,195
Class R6	—	1,125,867

Shares issued upon reinvestment of dividends and distributions:
Class A	2,730,394	2,482,823
Class C	124,625	146,505
Class R	62,762	62,734
Institutional Class	10,724,409	11,623,047
Class R6	1,195,368	1,287,854
	68,962,652	174,632,871

Shares redeemed:
Class A	(18,140,416)	(18,055,373)
Class C	(1,614,496)	(1,873,186)
Class R	(613,591)	(563,996)
Institutional Class	(110,440,168)	(130,413,939)
Class R6	(19,558,548)	(7,447,892)
	(150,367,219)	(158,354,386)
Net increase (decrease)	(81,404,567)	16,278,485
[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended October 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
10/31/25	72,074	11,230	36,885	11,053	78,200	30,865	$917,631
10/31/24	112,096	9,672	1,075,827	47,468	98,545	1,051,506	8,987,483
7. Reorganization
The following reorganization occurred in a prior reporting period, as noted within the "Statements of changes in net assets." On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Core Bond Fund, (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On April 30, 2024, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on July 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$112,497,713	12,268,017	15,030,506	$460,385,423	1.2050
Class C	2,354,249	256,734	309,363	32,373,715	1.2050
Class R	926,064	100,878	121,851	12,317,229	1.2079

Notes to financial statements
Nomura Diversified Income Fund
7. Reorganization (continued)
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class I/Institutional Class*	118,504,403	12,923,054	15,572,195	2,222,816,692	1.2050
Class R6	8,567,846	934,334	1,125,867	282,743,535	1.2050
Class Y**	1,884,439	205,500	—	—	—
*Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
**Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $244,989,528. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $3,255,371,308.
Assuming the Reorganization had been completed on November 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended October 31, 2024, would have been as follows:
Net investment income	$136,939,263
Net realized loss on investments	(51,308,824)
Net change in unrealized appreciation (depreciation)	291,809,134
Net increase in net assets resulting from operations	$377,439,573
8. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the year then ended.

9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At October 31, 2025, the Fund received $154,100 in securities as collateral for open forward foreign currency exchange contracts. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended October 31, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the

Notes to financial statements
Nomura Diversified Income Fund
9. Derivatives (continued)
value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At October 31, 2025, the Fund posted $11,743,056 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended October 31, 2025, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended October 31, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts.

Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedule of investments,” at October 31, 2025, the notional amount of the protection sold was $41,600,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At October 31, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At October 31, 2025, net unrealized appreciation of the protection sold was $113,353.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended October 31, 2025, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
At October 31, 2025, the Fund posted $3,065,364 in cash as collateral for open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Notes to financial statements
Nomura Diversified Income Fund
9. Derivatives (continued)
Fair values of derivative instruments as of October 31, 2025 were as follows:
	Asset Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$207,598	$—	$—	$207,598
Variation margin due to broker on futures contracts*	—	3,942,629	—	3,942,629
Variation margin due to brokers on centrally cleared credit default swap contracts*	—	—	113,353	113,353
Total	$207,598	$3,942,629	$113,353	$4,263,580
	Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$(776,428)	$—	$(776,428)
Unrealized depreciation on over-the-counter credit default swap contracts	—	(92,902)	(92,902)
Total	$(776,428)	$(92,902)	$(869,330)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through October 31, 2025. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended
October 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(528,323)	$—	$—	$(528,323)
Interest rate contracts	—	(11,577,145)	—	(11,577,145)
Credit contracts	—	—	999,614	999,614
Total	$(528,323)	$(11,577,145)	$999,614	$(11,105,854)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(80,398)	$—	$—	$(80,398)
Interest rate contracts	—	12,793,013	—	12,793,013
Credit contracts	—	—	292,987	292,987
Total	$(80,398)	$12,793,013	$292,987	$13,005,602
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended October 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$14,073,228	$586,233
Futures contracts (average notional amount)	412,439,668	26,431,636
CDS contracts (average notional amount)*	12,375,644	26,966,008
*Long represents buying protection and short represents selling protection.
10. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements
Nomura Diversified Income Fund
10. Offsetting (continued)
At October 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$207,598	$(92,902)	$114,696
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
JPMorgan Chase Bank	$114,696	$(114,696)	$—	$—	$—	$—
(a) The value of the related collateral exceeded the value of the derivatives as of October 31, 2025, as applicable.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
11. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended October 31, 2025, the Fund had no securities out on loan.
12. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Fund's investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government

Notes to financial statements
Nomura Diversified Income Fund
12. Credit and Market Risks (continued)
policy, monetary policy, inflation expectations, and the supply and demand of bonds. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will

Notes to financial statements
Nomura Diversified Income Fund
12. Credit and Market Risks (continued)
generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the

Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
13. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
14. In-Kind Redemption
During the year ended October 31, 2025, the Fund satisfied withdrawal requests with transfers of securities of $54,046,700, resulting in net realized losses of $1,149,265.
15. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
16. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to October 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Diversified Income Fund and Board of Trustees of Delaware Group Adviser Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Diversified Income Fund (formerly Macquarie Diversified Income Fund, the “Fund”), a series of Delaware Group Adviser Funds, as of October 31, 2025, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended October 31, 2024, and prior, were audited by other auditors whose report dated December 20, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2025

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended October 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.
For the fiscal year ended October 31, 2025, certain distributions paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended October 31, 2025, the Fund has reported maximum distributions of Qualified Interest Income of $98,392,129.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 98.59%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Diversified Income Fund (formerly, Macquarie Diversified Income Fund) (the "Fund") for the fiscal year ending October 31, 2025. PricewaterhouseCoopers LLP (PwC) audited the Fund's financial statements for the fiscal years ended October 31, 2023 and October 31, 2024. PwC’s reports on those financial statements did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)
through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a)(1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on October 23, 2025, Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
160,387,117	2,538,221	16,318,599
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Diversified Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services to the Fund The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional core plus bond funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe and for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds

Other Fund information (Unaudited)
Nomura Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The

Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is the asset management division of Nomura Group. Nomura Asset Management is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
The Fund is governed by US laws and regulations.
(5021410)
AR-189-1225
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Diversified Income Fund (formerly, Macquarie Diversified Income Fund) (the “Fund”) for the fiscal year ending October 31, 2025. PricewaterhouseCoopers LLP (PwC) audited the Fund’s financial statements for the fiscal years ended October 31, 2023 and October 31, 2024. PwC’s reports on those financial statements did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Adviser Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	January 6, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 6, 2026